Other current liabilities (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Other current liabilities
Payroll payable	$ 183,846	$ 58,963
Professional service fees payable	145,023	137,484
Shipping expenses payable	138,148	246,957
Marketing expenses payable	107,744	1,401
Renovation cost payable	59,456
IT service fees payable	25,614	377,477
Others	7,020	43,471
Total	$ 666,851	$ 865,753